FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
i.	Recurring fair value measurement:

The Company categorizes each of its fair value measurements in accordance with a fair value hierarchy. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

For financial instruments that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing their classification (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2024 include:

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$51.9	$—	$—	$51.9
Derivative contracts:
Foreign currency forward and collar contracts	—	(17.7)	—	(17.7)
Energy swap contracts	—	1.8	—	1.8
Other	—	1.4	—	1.4
	$51.9	$(14.5)	$—	$37.4

During the year ended December 31, 2024, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The valuation techniques that are used to measure fair value are as follows:

Equity investments at FVOCI:

Equity investments at FVOCI include shares in publicly traded companies listed on a stock exchange. The fair value of equity investments at FVOCI for shares in publicly traded companies is determined based on a market approach reflecting the closing price of each particular security at the consolidated balance sheet date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore these equity instruments are classified within Level 1 of the fair value hierarchy.

Derivative contracts:

The Company’s derivative contracts are valued using pricing models and the Company generally uses similar models to value similar instruments. Such pricing models require a variety of inputs, including contractual cash flows, quoted market prices, applicable yield curves and credit spreads. The fair value of derivative contracts is based on quoted market prices for comparable contracts and represents the amount the Company would have received from, or paid to, a counterparty to unwind the contract at the quoted market rates in effect at the consolidated balance sheet date and therefore derivative contracts are classified within Level 2 of the fair value hierarchy.

ii.	Fair value measurements related to non-financial assets:

The Company recorded a reversal of a previously recorded impairment charge related to the property, plant and equipment at Round Mountain at September 30, 2024, mainly due to changes in the estimates of future gold prices used to determine the recoverable amount of the Round Mountain CGU. The recoverable amount was determined on a fair value less cost of disposal basis using certain unobservable assumptions and as a result was classified within Level 3 of the fair value hierarchy. See Note 7i.

iii.	Fair value of financial assets and liabilities not measured and recognized at fair value:

Cash and cash equivalents, restricted cash, accounts receivable, and accounts payable and accrued liabilities are measured at amortized cost. Carrying values for these financial instruments approximate their fair values due to their short-term maturities.

Long-term debt is measured at amortized cost. The fair value of long-term debt is primarily measured using market determined variables, and therefore was classified within Level 2 of the fair value hierarchy. See Note 10.